Offerings - Offering: 1	Aug. 28, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	SubordinatedNotes
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,800
Offering Note
(1)	This Registration Statement is also registering, pursuant to the Note to General Instruction I.C. of Form S-3, the full and unconditional guarantee of the Subordinated Notes by FNB.